Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	£ 14,844.8	£ 14,428.7	£ 12,801.1
Costs of services	(12,325.8)	(11,890.1)	(10,597.5)
Gross profit	2,519.0	2,538.6	2,203.6
General and administrative costs	(1,988.0)	(1,180.4)	(974.6)
Operating profit	531.0	1,358.2	1,229.0
Earnings/(loss) from associates - after interest and tax	70.2	(60.4)	23.8
Profit before interest and taxation	601.2	1,297.8	1,252.8
Finance and investment income	127.3	145.4	69.4
Finance costs	(389.0)	(359.4)	(283.6)
Revaluation and retranslation of financial instruments	6.8	76.0	(87.8)
Profit before taxation	346.3	1,159.8	950.8
Taxation	(149.1)	(384.4)	(230.1)
Profit for the year	197.2	775.4	720.7
Attributable to:
Profit (loss), attributable to owners of parent	110.4	682.7	637.7
Non-controlling interests	86.8	92.7	83.0
Profit for the year	£ 197.2	£ 775.4	£ 720.7
Earnings per share
Basic earnings per ordinary share (sterling per share)	£ 0.103	£ 0.622	£ 0.534
Diluted earnings per ordinary share (sterling per share)	£ 0.101	£ 0.612	£ 0.525